Note 8 - Debt (Details) - Current and Long-Term Debt (Parentheticals)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Current and Long-Term Debt [Abstract]
Interest rate	0.04%	0.04%
Interest LIBOR plus	0.03%	0.03%
Weighted average interest rate	0.04%